Investment Portfolioas of August 31, 2025 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 10.4%
Entertainment 1.2%
Walt Disney Co.	27,171	3,216,503
Interactive Media & Services 9.2%
Alphabet, Inc. “A”	89,090	18,968,152
Match Group, Inc.	40,837	1,524,853
Meta Platforms, Inc. “A”	5,840	4,314,008
		24,807,013
Consumer Discretionary 11.6%
Automobile Components 0.5%
Lear Corp.	11,705	1,287,550
Automobiles 1.6%
Tesla, Inc.*	12,513	4,177,715
Broadline Retail 3.3%
Amazon.com, Inc.*	39,203	8,977,487
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings, Inc.	9,333	2,576,468
Hyatt Hotels Corp. “A”	18,458	2,663,120
		5,239,588
Household Durables 1.3%
PulteGroup, Inc.	26,387	3,483,612
Leisure Products 0.3%
Brunswick Corp.	12,727	809,310
Specialty Retail 2.4%
Best Buy Co., Inc.	21,997	1,619,859
Lowe's Companies, Inc.	9,670	2,495,440
TJX Companies, Inc.	16,352	2,233,847
		6,349,146
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	8,887	904,875
Consumer Staples 5.0%
Beverages 2.0%
Keurig Dr Pepper, Inc.	29,650	862,519
Molson Coors Beverage Co. “B”	18,163	917,050
PepsiCo, Inc.	23,668	3,518,248
		5,297,817
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale Corp.	1,365	1,287,632
Performance Food Group Co.*	16,154	1,638,016

Target Corp.	12,985	1,246,300
Walmart, Inc.	30,154	2,924,335
		7,096,283
Personal Care Products 0.4%
Estee Lauder Companies, Inc. “A”	12,439	1,141,029
Energy 2.6%
Energy Equipment & Services 1.9%
Baker Hughes Co.	28,199	1,280,235
Schlumberger NV	48,336	1,780,698
TechnipFMC PLC	56,594	2,080,395
		5,141,328
Oil, Gas & Consumable Fuels 0.7%
Cheniere Energy, Inc.	6,264	1,514,761
New Fortress Energy, Inc. (a)	80,246	197,405
		1,712,166
Financials 15.2%
Banks 5.4%
Bank of America Corp.	125,073	6,346,204
Citigroup, Inc.	48,352	4,669,353
JPMorgan Chase & Co.	12,100	3,647,182
		14,662,739
Capital Markets 5.6%
Ameriprise Financial, Inc.	3,812	1,962,456
Cboe Global Markets, Inc.	5,135	1,211,603
KKR & Co., Inc.	19,321	2,695,086
MSCI, Inc.	3,568	2,025,625
The Goldman Sachs Group, Inc.	6,782	5,054,285
Tradeweb Markets, Inc. “A”	16,849	2,078,493
		15,027,548
Consumer Finance 1.8%
American Express Co.	14,688	4,865,841
Financial Services 1.1%
Mastercard, Inc. “A”	2,217	1,319,758
PayPal Holdings, Inc.*	21,766	1,527,755
		2,847,513
Insurance 1.3%
Cincinnati Financial Corp.	9,358	1,437,389
Hartford Insurance Group, Inc.	15,503	2,051,202
		3,488,591
Health Care 9.0%
Biotechnology 3.9%
AbbVie, Inc.	8,583	1,805,863
Amgen, Inc.	15,711	4,520,212
Biogen, Inc.*	6,162	814,740
Regeneron Pharmaceuticals, Inc.	2,036	1,182,305
Vertex Pharmaceuticals, Inc.*	5,185	2,027,439
		10,350,559
Health Care Equipment & Supplies 0.3%
Hologic, Inc.*	13,808	926,793

Health Care Providers & Services 3.4%
Centene Corp.*	18,862	547,753
Cigna Group	17,489	5,261,915
HCA Healthcare, Inc.	4,242	1,713,598
Humana, Inc.	5,253	1,595,126
		9,118,392
Health Care Technology 0.5%
Veeva Systems, Inc. “A”*	4,812	1,295,390
Pharmaceuticals 0.9%
Bristol-Myers Squibb Co.	22,719	1,071,882
Merck & Co., Inc.	16,899	1,421,544
		2,493,426
Industrials 7.2%
Aerospace & Defense 1.5%
Howmet Aerospace, Inc.	22,690	3,950,329
Air Freight & Logistics 0.4%
United Parcel Service, Inc. “B”	12,275	1,073,326
Building Products 0.7%
Owens Corning	12,156	1,825,467
Commercial Services & Supplies 0.9%
Republic Services, Inc.	10,909	2,552,379
Electrical Equipment 0.4%
ChargePoint Holdings, Inc.* (a)	2,790	31,437
Hubbell, Inc. (a)	2,196	946,454
		977,891
Ground Transportation 0.7%
Uber Technologies, Inc.*	10,164	952,875
Union Pacific Corp.	4,257	951,737
		1,904,612
Machinery 0.4%
Deere & Co.	2,223	1,064,017
Passenger Airlines 0.4%
United Airlines Holdings, Inc.*	9,342	980,910
Professional Services 0.9%
Verisk Analytics, Inc.	9,379	2,514,697
Trading Companies & Distributors 0.9%
WESCO International, Inc.	11,071	2,433,849
Information Technology 31.7%
Communications Equipment 1.2%
Cisco Systems, Inc.	46,469	3,210,543
Semiconductors & Semiconductor Equipment 10.3%
Advanced Micro Devices, Inc.*	15,458	2,513,935
Broadcom, Inc.	11,358	3,377,756
Lam Research Corp.	14,914	1,493,637

Micron Technology, Inc.	23,085	2,747,346
NVIDIA Corp.	95,358	16,609,456
Skyworks Solutions, Inc.	11,016	825,539
		27,567,669
Software 12.1%
Microsoft Corp.	49,407	25,034,033
Oracle Corp.	10,158	2,297,029
RingCentral, Inc. “A”*	21,659	660,816
Salesforce, Inc.	13,997	3,586,731
Zoom Communications, Inc.*	13,375	1,088,992
		32,667,601
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	93,884	21,794,232
Materials 2.0%
Chemicals 0.9%
DuPont de Nemours, Inc.	30,773	2,367,059
Containers & Packaging 0.6%
Ball Corp.	31,906	1,679,532
Metals & Mining 0.5%
Newmont Corp.	17,846	1,327,742
Real Estate 1.8%
Health Care REITs 0.1%
Medical Properties Trust, Inc. (a)	70,256	316,152
Specialized REITs 1.7%
Digital Realty Trust, Inc.	9,871	1,654,774
Iron Mountain, Inc.	30,035	2,773,132
		4,427,906
Utilities 1.8%
Gas Utilities 0.5%
Atmos Energy Corp.	9,177	1,524,575
Water Utilities 1.3%
American Water Works Co., Inc.	23,979	3,441,226
Total Common Stocks (Cost $153,293,436)		264,319,928

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.0%
Exchange-Traded Options
E-Mini S&P 500 Index, Expiration Date 9/19/2025, Strike Price $5500.0	25 1,250	3,563
E-Mini S&P 500 Index, Expiration Date 12/19/2025, Strike Price $5500.0	25 1,250	48,437
Total Put Options Purchased (Cost $95,116)		52,000

	Shares	Value ($)

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $569,330)	569,330	569,330

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.38% (b) (Cost $4,617,779)	4,617,779	4,617,779

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $158,575,661)	100.2	269,559,037
Other Assets and Liabilities, Net	(0.2)	(543,249)
Net Assets	100.0	269,015,788
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 are as follows:
Value ($) at 11/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
367,425	201,905 (d)	—	—	—	7,793	—	569,330	569,330
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.38% (b)
3,236,335	36,776,163	35,394,719	—	—	119,029	—	4,617,779	4,617,779
3,603,760	36,978,068	35,394,719	—	—	126,822	—	5,187,109	5,187,109

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $1,449,151, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $954,931.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$264,319,928	$—	$—	$264,319,928
Put Options Purchased	52,000	—	—	52,000
Short-Term Investments (a)	5,187,109	—	—	5,187,109
Total	$269,559,037	$—	$—	$269,559,037

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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